                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-6100

                      Seligman Quality Municipal Fund, Inc.
               (Exact name of Registrant as specified in charter)

                                 100 Park Avenue
                            New York, New York 10017
               (Address of principal executive offices) (Zip code)

                                Lawrence P. Vogel
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 850-1864

Date of fiscal year end:          4/30

Date of reporting period:         4/30/03

ITEM 1.  REPORTS TO STOCKHOLDERS.

SELIGMAN

————0————

QUALITY

————0————

MUNICIPAL
FUND, INC.

Seligman Quality Municipal Fund, Inc.
Managed by

J. & W. SELIGMAN & CO.
INCORPORATED
Investment Managers and Advisors
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

www.seligman.com

      CESQF3b 4/03

Mid-Year Report
April 30, 2003

To the Stockholders

     Your midyear Stockholder report for Seligman Quality Municipal Fund follows this letter. This report contains the Fund’s performance history, portfolio of investments, and financial statements.

     For the six months ended April 30, 2003, Seligman Quality Municipal Fund posted a total return of 5.71%, based on market price, and 4.20%, based on net asset value. The Fund’s annualized distribution rate based on the current monthly dividend and market price on April 30, 2003, was 6.16%. This is equivalent to a taxable yield of 9.48% based on the maximum federal income tax rate of 35%. Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 0.995% to 1.80%.

     A meeting of the Fund’s Stockholders was held on May 8, 2003, at the Fund’s offices in New York City. At the meeting, all director nominees were elected and the selection of the Fund’s auditors was ratified. Complete details of the vote are provided on page 13 of this report.

     We thank you for your continued support of Seligman Quality Municipal Fund and look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

June 13, 2003

Investment Results For Common Stock (unaudited)

TOTAL RETURNS*
For Periods Ended April 30, 2003
			Average Annual

	Three	Six	One	Five	10
	Months	Months	Year	Years	Years

Market Price**	2.84%	5.71%	11.85%	4.45%	6.24%

Net Asset Value**	2.91	4.20	11.27	6.88	7.14

PRICE PER SHARE

	April 30,	January 31,	October 31,
	2003	2003	2002

Market Price	$ 12.85	$ 12.89	$ 12.57

Net Asset Value	14.56	14.36	14.44

DIVIDEND AND CAPITAL GAIN INFORMATION PER SHARE

For the Six Months Ended April 30, 2003

	Capital Gain (Loss)

Dividends Paid†	Paid	Realized	Unrealized

$0.3925	$0.032	$(0.139)	$1.279††

ANNUALIZED DISTRIBUTION RATE

The annualized distribution rate based on the current monthly dividend and market price at April 30, 2003, was 6.16%, which is equivalent to a taxable yield of 9.48% based on the maximum federal income tax rate of 35.0%. The tax-equivalent yield does not reflect any alternative minimum taxes to which an investor may be subject.

The rates of return will vary and the principal value of an investment will fluctuate.Shares,if sold,may be worth more or less than their original cost.
Performance data quoted does not reflect the deduction of taxes that investors may pay on Fund distributions or on the sale of Fund shares. Past performance is not indicative of future investment results. An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency.

*	Returns for periods of less than one year are not annualized.
**	These rates of return reflect changes in the market price or net asset value, as applicable, and assume that all distributions within the period are reinvested in additional shares.
†	Preferred Stockholders were paid dividends at annual rates ranging from 0.995% to 1.80%. Earnings on the Fund’s assets in excess of the Preferred dividend requirements constituted income available for dividends to Common Stockholders.
††	Represents the per share amount of unrealized appreciation of portfolio securities as of April 30, 2003.

Portfolio of Investments (unaudited)	April 30, 2003

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Market Value

Alabama — 7.4%	$5,000,000	Jefferson County Sewer Rev. (Capital Improvement
		Warrants), 5.125% due 2/1/2039Ø	Aaa/AAA	$5,100,850
Alaska — 4.8%	2,000,000	Alaska Energy Authority Power Rev. (Bradley Lake
		Hydroelectric Project), 6% due 7/1/2021	Aaa/AAA	2,377,820
	905,000	Alaska Housing Finance Corporation Mortgage Rev.,
		6% due 12/1/2040	Aaa/AAA	908,783
California — 23.6%	4,000,000	Foothill/Eastern Transportation Corridor Agency Toll
		Road Rev., 5.75% due 1/15/2040	Baa3/BBB-	4,079,160
	1,500,000	Los Angeles Regional Airports Improvement
		Corporation Facilities Rev. (LAXFUEL Corporation),
		5.50% due 1/1/2032*	Aaa/AAA	1,536,225
	5,000,000	San Diego Public Facilities Financing Authority
		Sewer Rev., 5% due 5/15/2029	Aaa/AAA	5,116,200
	5,000,000	San Francisco City and County Airports Commission
		Rev. (International Airport), 5.80% due 5/1/2021*	Aaa/AAA	5,489,950
Illinois — 7.4%	5,000,000	Illinois Educational Facilities Authority Rev.
		(University of Chicago), 5.125% due 7/1/2038	Aa1/AA	5,107,000
Kansas — 4.6%	3,000,000	Burlington Pollution Control Rev. (Kansas Gas and
		Electric Company Project), 7% due 6/1/2031	Aaa/AAA	3,148,200
Louisiana — 1.3%	705,000	Louisiana Public Facilities Authority Hospital Rev.
		(Southern Baptist Hospitals, Inc. Project),
		8% due 5/15/2012†	NR/AAA	872,212
Massachusetts — 11.2%	4,000,000	Massachusetts Development Finance Agency Rev.
		(WGBH Educational Foundation), 5.75%
		due 1/1/2042	Aaa/AAA	4,666,080
	3,000,000	Massachusetts Housing Finance Agency Rev.
		(Residential Development), 6.875%
		due 11/15/2021Ø	Aaa/AAA	3,037,140
Michigan — 3.7%	2,500,000	Harper Creek Community School District GOs,
		5.125% due 5/1/2031	Aaa/AAA	2,575,575
Minnesota — 0.8%	500,000	Minneapolis - Saint Paul Metropolitan Airports
		Commission Rev., 5.75% due 1/1/2032	Aaa/AAA	557,575
Missouri — 2.8%	1,785,000	Missouri State Housing Development Commission
		Rev. (Single Family Mortgage), 6.375% due
		9/1/2031*	NR/AAA	1,900,293
New York — 20.0%	3,000,000	Metropolitan Transportation Authority Rev.
		(Commuter Facilities), 6.10% due 7/1/2026Ø	Aaa/AAA	3,469,500
	1,560,000	New York City GOs, 6.25% due 4/15/2027	A2/A	1,736,997
	545,000	New York City GOs, 6.25% due 4/15/2027Ø	Aaa/A	637,579
	5,000,000	New York City Municipal Water Finance Authority
		(Water & Sewer System Rev.), 5.75% due
		6/15/2026	Aaa/AAA	5,598,750
	2,125,000	New York State Thruway Authority General Rev.,
		6% due 1/1/2025Ø	Aaa/AAA	2,332,464

See footnotes on page 5.

Portfolio of Investments (unaudited) (continued)	April 30, 2003

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Market Value

Pennsylvania — 8.0%	$5,000,000	Philadelphia Airport Rev., 6.10% due 6/15/2025*	Aaa/AAA	$5,464,950
Texas — 7.7%	3,000,000	Dallas Area Rapid Transit Sales Tax Rev., 5% due
		12/1/2031	Aaa/AAA	3,050,130
	2,000,000	Matagorda County Navigation District No. 1 Pollution
		Control Rev. (Central Power and Light Co. Project),
		6.125% due 5/1/2030*	Aaa/AAA	2,235,680
Washington — 14.0%	2,000,000	Chelan County Public Utility District No. 001 (Chelan
		Hydro Consolidated System Rev.), 5.25% due
		7/1/2033	Aaa/AAA	2,012,300
	2,000,000	Chelan County Public Utility District No. 001
		Construction Rev. (Chelan Hydro), 5.60% due
		1/1/2036	Aaa/AAA	2,102,720
	5,000,000	King County Sewer GOs, 6.125% due 1/1/2033	Aaa/AAA	5,491,350
Wisconsin — 1.3%	855,000	Wisconsin Housing & Economic Development
		Authority Housing Rev., 6.85% due 11/1/2012	Aaa/AAA	865,055

Total Municipal Bonds (Cost $75,434,300) — 118.6%				81,470,538

Variable Rate Demand Notes

Alabama — 1.0%	700,000	Columbia Industrial Development Board Pollution
		Control Rev. (Alabama Power Co. Project) due
		10/1/2022	VMIG 1/A-1	700,000
Connecticut — 3.3%	2,300,000	Connecticut State Health & Educational Facilities
		Authority Rev. (Yale University) due
		7/1/2036	VMIG 1/A-1+	2,300,000
Illinois — 1.2%	800,000	Illinois Health Facilities Authority Rev. (University of
		Chicago Hospital) due 8/15/2026	VMIG 1/A-1+	800,000
Massachusetts — 0.3%	200,000	Massachusetts State Health & Educational Facilities
		Authority Rev. (Capital Assets Program) due
		1/1/2035	VMIG 1/NR	200,000
Missouri — 6.4%	4,400,000	Missouri State Health & Educational Facilities
		Authority Health Facility Rev. (Cox Health System)
		due 6/1/2022	VMIG 1/A-1+	4,400,000
New York — 8.2%	3,200,000	New York City GOs due 8/1/2017	VMIG 1/A-1+	3,200,000
	1,200,000	New York City GOs due 11/1/2024	VMIG 1/A-1+	1,200,000
	300,000	New York City Municipal Water Finance Authority,
		Water & Sewer System Rev. due 6/15/2023	VMIG 1/A-1+	300,000
	900,000	New York State Energy Research & Development
		Authority Pollution Control Rev. (New York State
		Electric & Gas Company) due 10/1/2029	VMIG 1/A-1+	900,000

See footnotes on page 5.

Portfolio of Investments (unaudited) (continued)	April 30, 2003

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Market Value

Pennsylvania — 1.7%	$900,000	Delaware County Industrial Development Authority
		Airport Facility Rev. (United Parcel Service) due
		12/1/2015	NR/A-1+	900,000
	300,000	Lehigh County General Purpose Authority Rev.
		(Lehigh Valley Hospital) due 7/1/2029	VMIG 1/NR	300,000
Wyoming — 5.8%	4,000,000	Lincoln County Pollution Control Rev. Series B
		(Exxon Project) due 7/1/2017*	P-1/A-1+	4,000,000

Total Variable Rate Demand Notes (Cost $19,200,000) — 27.9%				19,200,000

Total Investments (Cost $94,634,300) — 146.5%				100,670,538
Other Assets Less Liabilities — 2.4%				1,649,618
Preferred Stock — (48.9)%				(33,600,000)

Net Assets for Common Stock — 100.0%				$68,720,156

#	The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets for Common Stock, which does not include the net assets attributable to Preferred Stock of the Fund.
†	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

Statement of Assets and Liabilities (unaudited)	April 30, 2003

Assets:
Investments, at value:
Long-term holdings (cost $75,434,300)	81,470,538
Short-term holdings (cost $19,200,000)	19,200,000	$100,670,538

Cash		11,134
Interest receivable		1,625,413
Receivable for securities sold		120,691
Expenses prepaid to stockholder service agent		31,247
Other		37,335

Total Assets		102,496,358

Liabilities:
Management fee payable		54,429
Accrued expenses and other		121,773

Total Liabilities		176,202

Preferred Stock:
Preferred Stock Series TH, $0.01 par value, liquidation preference and asset coverage per share — $50,000 and $152,262, respectively;
Shares authorized and outstanding — 1,000 and 672, respectively		33,600,000

Net Assets for Common Stock		$68,720,156

Composition of Net Assets:
Common Stock, $0.01 par value; Shares authorized — 49,999,000;
issued and outstanding — 4,720,291		$47,203
Additional paid-in capital		62,564,576
Undistributed net investment income		722,276
Accumulated net realized loss		(650,137)
Net unrealized appreciation of investments		6,036,238

Net Assets for Common Stock		$68,720,156

Net Assets Per Share of Common Stock (Market value $12.85)		14.56

See Notes to Financial Statements.

Statement of Operations (unaudited)	For the Six Months Ended April 30, 2003

Investment Income:
Interest		$2,447,892

Expenses:
Management fee	$327,519
Stockholder account and registrar services	75,366
Preferred stock auction, remarketing and rating agent fees	58,681
Auditing and legal fees	43,615
Stockholder reports and communications	27,450
Custody and related services	17,531
Stockholders’ meeting	8,936
Directors’ fees and expenses, net	8,863
Miscellaneous	3,527

Total Expenses		571,488

Net Investment Income		1,876,404	*

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(656,385)
Net change in unrealized appreciation of investments	1,539,688

Net Gain on Investments		883,303

Dividends to Preferred Stockholders		(206,956)

Increase in Net Assets from Operations		$2,552,751

    *  Net investment income available for Common Stock is $1,669,448, which is net of Preferred Stock dividends of $206,956.
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	April 30, 2003	October 31, 2002

Operations:
Net investment income	$1,876,404	$4,496,152
Net realized gain (loss) on investments	(656,385)	125,244
Net change in unrealized appreciation of investments	1,539,688	14,000
Dividends to Preferred Stockholders (per share: $307.97 and $775.45)	(206,956)	(521,102)

Increase in Net Assets from Operations	2,552,751	4,114,294

Distributions to Common Stockholders:
Net investment income (per share: $0.393 and $0.714)	(1,851,238)	(3,369,807)
Net realized long-term gain on investments
(per share: $0.032 and $0.119)	(150,868)	(561,999)

Decrease in Net Assets from Distributions to
Common Stockholders	(2,002,106)	(3,931,806)

Capital Share Transactions:
Value of Shares of Common Stock issued in payment of dividends
(20,285 and 41,296 shares)	257,310	518,578
Value of Shares of Common Stock issued in payment of
gain distributions (1,788 and 8,389 shares)	22,332	103,017
Cost of shares purchased for investment plan
(19,200 and 51,717 shares)	(244,058)	(650,663)

Increase (Decrease) in Net Assets from
Capital Share Transactions	35,584	(29,068)

Increase in Net Assets	586,229	153,420

Net Assets for Common Stock:
Beginning of period	68,133,927	67,980,507

End of Period (including undistributed net investment
income of $722,276 and $928,962, respectively)	$68,720,156	$68,133,927

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.  Significant Accounting Policies — The financial statements of Seligman Quality Municipal Fund, Inc. (the “Fund”) have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.	Federal Taxes — The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all net income and net gain realized.
c.	Security Transactions and RelatedInvestment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes all discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.
      Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At April 30, 2003, the interest rates paid on these notes ranged from 1.11% to 1.45%.

d.	Distributions to Stockholders — Dividends and distributions paid by the Fund are recorded on the ex-dividend date.
      The treatment for financial reporting purposes of distributions made during the year from net investment income or net gains realized may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2.  Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2003, amounted to $0 and $13,011,900, respectively.

     At April 30, 2003, the cost of investments for federal income tax purposes was $94,508,221. The tax basis cost was less than the cost for financial reporting purposes due to the amortization of market discounts for financial reporting purposes of $126,079. The tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $6,162,317 and $0, respectively.

3.  Dividend Investment Plan — Under the Fund’s Charter, dividends or other distributions on the Common Stock cannot be declared unless the Fund can satisfy the requirements of two asset maintenance tests after giving effect to such distributions. The Fund has satisfied these tests.

     The Fund, in connection with its Dividend Investment Plan (the “Plan”), acquires and issues shares of its own Common Stock, as needed, to satisfy Plan requirements. For the six months ended April 30, 2003, 19,200 shares were purchased in the open market at a cost of $244,058, which represented a weighted average discount of 11.73% from the net asset value of those acquired shares. A total of 22,073 shares were issued to Plan participants during this period for proceeds of $279,642, a weighted average discount of 12.13% from the net asset value of those shares.

     The Fund may make additional purchases of its Common Stock in the open market and elsewhere at such prices and in such amounts as the Board of Directors may deem advisable. No such additional purchases were made during the six months ended April 30, 2003.

Notes to Financial Statements (unaudited)

4. Capitalization — The Fund is authorized to issue 50,000,000 shares of Capital Stock, par value $0.01 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized to classify and reclassify any unissued shares of Capital Stock, and has reclassified 1,000 shares of unissued Common Stock as Preferred Stock.

     The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $50,000 per share plus any accumulated but unpaid dividends. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated but unpaid dividends if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Charter are not satisfied. Liquidation preference of the Preferred Stock is $50,000 per share plus accumulated and unpaid dividends.

     Dividends on Preferred Shares are cumulative at a rate reset every seven days based on the rate per annum or such other period as determined by the Fund that results from an auction.

     The holders of Preferred Stock have voting rights equal to the holders of Common Stock (one vote per share) and generally will vote together with holders of shares of Common Stock as a single class. Voting as a separate class, holders of Preferred Stock are entitled to elect two of the Fund’s directors.

5. Management Fee, Administrative Services, and Other Transactions — J. & W. Seligman & Co. Incorporated (the “Manager”) manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager, is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.65% per annum of the Fund’s average daily net assets, which includes net assets attributable to the Fund’s Preferred Stock.

     Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $59,094 for stockholder account services in accordance with a methodology approved by the Fund’s directors. Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Fund’s net assets, stockholder transaction volume and number of stockholder accounts.

     The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (“the Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of April 30, 2003, the Fund’s potential obligation under the Guaranties is $27,600. As of April 30, 2003, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s stockholder account services cost.

     Certain officers and directors of the Fund are officers or directors of the Manager and/or Seligman Data Corp.

     The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at April 30, 2003, of $11,405 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

Financial Highlights (unaudited)

     The Fund’s financial highlights are presented below. “Per share operating performance” data is designed to allow investors to trace the operating performance, on a per Common share basis, from the net asset value at the beginning of a period to the net asset value at the end of a period, so that investors can understand what effect the individual items listed below have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per Common share amount, based on average shares outstanding.

     “Total investment return” measures the Fund’s performance assuming that investors purchased Fund shares at market value or net asset value as of the beginning of the period, reinvested dividends and capital gains paid as provided for in the Fund’s dividend investment plan, and then sold their shares at the closing market value or net asset value on the last day of the period. The computations do not reflect any sales commissions investors may incur in purchasing or selling Fund shares, nor do they reflect taxes investors may incur on distributions or on the sale of Fund shares. Total investment return for periods of less than one year is not annualized.

     The ratios of expenses and net investment income to average net assets and to average net assets for Common Stock, for all periods presented, do not reflect the effect of dividends paid to Preferred Stockholders.

	Six Months	Year Ended October 31,
	Ended
	4/30/03	2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, Beginning
of Period	$14.44	$14.40	$13.62	$13.55	$15.47	$15.35

Income from Investment Operations:
Net investment income	0.40	0.95	0.99	1.02	1.01	1.05
Net realized and unrealized
investment gain (loss)	0.18	0.03	0.79	0.42	(1.57)	0.51
Dividends paid from net investment
income to Preferred Stockholders	(0.04)	(0.11)	(0.24)	(0.30)	(0.25)	(0.27)

Total from Investment Operations	0.54	0.87	1.54	1.14	(0.81)	1.29

Less Distributions to Common
Stockholders:
Dividends paid from net investment
income	(0.39)	(0.71)	(0.69)	(0.72)	(0.76)	(0.78)
Dividends in excess of net investment
income	—	—	—	(0.06)	(0.04)	(0.12)
Distributions from net realized gain	(0.03)	(0.12)	(0.07)	(0.29)	(0.31)	(0.27)

Total Distributions to Common
Stockholders	(0.42)	(0.83)	(0.76)	(1.07)	(1.11)	(1.17)

Net Asset Value, End of Period	$14.56	$14.44	$14.40	$13.62	$13.55	$15.47

Market Value, End of Period	$12.85	$12.57	$12.59	$11.50	$11.4375	$15.5625

See footnotes on page 12.

Financial Highlights (unaudited)

	Six Months		Year Ended October 31,
	Ended
	4/30/03		2002††	2001	2000	1999	1998

Total Investment Return:
Based upon market value	5.71%		6.69%	16.52%	10.29%	(20.38)%	12.04%
Based upon net asset value	4.20%		7.16%	12.52%	10.26%	(5.11)%	8.84%
Ratios/Supplemental Data:
Ratio of expenses to average net assetsø	1.13	%†	1.08%	1.05%	1.05%	1.12%	1.11%
Ratio of expenses to average net assets
for Common Stock	1.69	%†	1.62%	1.58%	1.62%	1.67%	1.63%
Ratio of net investment income to
average net assetsø	3.72	%†	4.49%	4.66%	4.98%	4.61%	4.67%
Ratio of net investment income to
average net assets for Common Stock	5.56	%†	6.76%	7.03%	7.64%	6.85%	6.85%
Portfolio turnover rate	—		6.01%	11.72%	11.15%	17.66%	14.17%
Net Assets for Common Stock,
End of Period (000s omitted)	$68,720		$68,134	$67,981	$64,272	$63,972	$72,619

†	Annualized.
††	As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on portfolio securities for financial reporting purposes. The effects of this accounting change for the year ended October 31, 2002, were to increase net investment income per share and decrease net realized and unrealized gain per share by $0.01; and to increase the ratios of net investment income to average net assets and to average net assets for Common Stock from 4.42% to 4.49%, and from 6.65% to 6.76%, respectively. The per share operating performance and ratios for periods prior to November 1, 2001, have not been restated.
ø	Average net assets includes the value of Preferred Stock.

See Notes to Financial Statements.

Proxy Results

Stockholders of Seligman Quality Municipal Fund, Inc. voted on the following proposals at the Annual Meeting of Stockholders on May 8, 2003, in New York City. The description of each proposal and number of shares voted are as follows:

Election of Directors:

Election by Holders of Preferred Shares and Common Shares:

	For	Withheld

Robert B. Catell	4,411,073.219	68,419
John R. Galvin	4,410,659.219	68,833
William C. Morris	4,412,543.219	66,949
Robert L. Shafer	4,412,543.219	66,949

Ratification of Deloitte & Touche LLP as independent auditors for 2003:

For	Against	Abstain

4,362,366.219	70,310	46,816

For More Information

Manager	Stockholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	Seligman Data Corp.	(800) 874-1092	Stockholder Services
100 Park Avenue	100 Park Avenue	(212) 682-7600	Outside the
New York, NY 10017	New York, NY 10017		United States
www.seligman.com		(800) 622-4597	24-Hour Automated
Telephone Access
General Counsel			Service
Sullivan & Cromwell LLP

Board of Directors

Robert B. Catell* 3,4
Chairman and Chief Executive Officer,
KeySpan Corporation

John R. Galvin 2,4
Dean Emeritus, Fletcher School of Law and
   Diplomacy at Tufts University

Paul C. Guidone 1
Chief Investment Officer,
   J. & W. Seligman & Co. Incorporated

Alice S. Ilchman 3,4
Director, Jeannette K. Watson Summer Fellowships
Trustee, Committee for Economic Development

Frank A. McPherson 3,4
Director, ConocoPhillips
Director, Integris Health

John E. Merow 2,4
Director, Commonwealth Industries, Inc. Trustee, New York-Presbyterian Hospital
Retired Chairman and Senior Partner,
   Sullivan & Cromwell LLP, Law Firm

Betsy S. Michel 2,4
Trustee, The Geraldine R. Dodge Foundation

William C. Morris 1
Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.

Leroy C. Richie 2,4
Chairman and CEO, Q Standards Worldwide, Inc.

James Q. Riordan† 3,4
Trustee, Committee for Economic Development

Robert L. Shafer 3,4
Retired Vice President, Pfizer Inc.

James N. Whitson 2,4
Director, C-SPAN
Director, CommScope, Inc.

Brian T. Zino 1
President, J. & W. Seligman & Co. Incorporated Chairman, Seligman Data Corp.
Vice Chairman, ICI Mutual Insurance Company
Member of the Board of Governors,
   Investment Company Institute

*	Elected May 8, 2003.
†	Retired May 8, 2003.
Member: 1		Executive Committee
	2	Audit Committee
	3	Director Nominating Committee
	4	Board Operations Committee

Executive Officers

William C. Morris	Eileen A. Comerford	Lawrence P. Vogel
Chairman	Vice President	Vice President and Treasurer

Brian T. Zino	Audrey G. Kuchtyak	Frank J. Nasta
President	Vice President	Secretary

Thomas G. Moles	Thomas G. Rose
Executive Vice President	Vice President

ITEM 2.  CODE OF ETHICS.
                  Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
                  Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
                  Not applicable.

ITEMS 5-6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                  Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a)    The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits under the
       Securities Exchange Act of 1934, as amended, is recorded, processed, summarized and reported, within the time periods specified in the
       Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)    There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.
(a) Not applicable.
(b) (1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN QUALITY MUNICIPAL FUND, INC.

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    July 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    July 3, 2003

By:      /S/ LAWRENCE P. VOGEL
         Lawrence P. Vogel
         Vice President, Treasurer and Chief Financial Officer

Date:    July 3, 2003

SELIGMAN QUALITY MUNICIPAL FUND, INC.

EXHIBIT INDEX

         (b) (1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment
         Company Act of 1940.

         (b) (2) Certification of chief executive officer and chief financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.